Patents (Schedule of patents) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	$ 0	$ 3,877
Additions	0	(3,877)
Disposals	0	0
Patents, end of period	0	0
Cost [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	681,288	681,288
Additions	0	0
Disposals	0	0
Patents, end of period	681,288	681,288
Accumulated amortization [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	(681,288)	(677,411)
Additions	0	3,877
Disposals	0	0
Patents, end of period	$ (681,288)	$ (681,288)